Subsidiary Guarantors - Condensed Consolidating Balance Sheet - Additional Information (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Mezzanine equity
Series A preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A preferred stock, shares issued	1,840,000	0
Series A preferred stock, shares outstanding	1,840,000	0
Treasury stock
Treasury stock, shares	22,602	22,602
Class A common stock
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	57,048,076	30,573,509
Common stock, shares outstanding	57,025,474	30,550,907
Class B common stock
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	29,832,098	31,273,130
Common stock, shares outstanding	29,832,098	31,273,130
JEI (Parent)
Treasury stock
Treasury stock, shares	22,602	22,602
JEI (Parent) | Class A common stock
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	57,048,076	30,573,509
Common stock, shares outstanding	57,025,474	30,550,907
JEI (Parent) | Class B common stock
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	29,832,098	31,273,130
Common stock, shares outstanding	29,832,098	31,273,130